Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Due to Related Parties, Current	¥ 20,449	¥ 9,789
Deferred Revenue, Current	803	22,017
Accounts Payable and Other Accrued Liabilities, Current	498,752	595,606
Finance Lease, Liability, Current	44,113	36,551
Finance Lease, Liability, Noncurrent	14,477	27,709
Deferred Income Tax Liabilities, Net	¥ 13,551	¥ 225,745
Common Stock, Shares Authorized		10,000,000,000
Common Stock, Shares, Issued		1,203,526,000
Common stock, shares outstanding	3,942,801,610	1,203,526,000
Series Pre-A convertible redeemable preferred shares [Member]
Temporary Equity, Shares Authorized	0	241,148,000
Temporary Equity, Shares Issued	0	241,148,000
Temporary Equity, Shares Outstanding	0	241,148,000
Series A convertible redeemable preferred shares [Member]
Temporary Equity, Shares Authorized	0	334,926,000
Temporary Equity, Shares Issued	0	334,926,000
Temporary Equity, Shares Outstanding	0	334,926,000
Series A+ convertible redeemable preferred shares [Member]
Temporary Equity, Shares Authorized	0	157,896,000
Temporary Equity, Shares Issued	0	157,896,000
Temporary Equity, Shares Outstanding	0	157,896,000
Series B convertible redeemable preferred shares [Member]
Temporary Equity, Shares Authorized	0	352,107,646
Temporary Equity, Shares Issued	0	352,107,646
Temporary Equity, Shares Outstanding	0	352,107,646
Series C convertible redeemable preferred shares [Member]
Temporary Equity, Shares Authorized	0	542,794,072
Temporary Equity, Shares Issued	0	542,794,072
Temporary Equity, Shares Outstanding	0	542,794,072
Series C+ convertible redeemable preferred shares [Member]
Temporary Equity, Shares Authorized	0	170,632,018
Temporary Equity, Shares Issued	0	170,632,018
Temporary Equity, Shares Outstanding	0	170,632,018
Series C++ convertible redeemable preferred shares [Member]
Temporary Equity, Shares Authorized	0	120,971,053
Temporary Equity, Shares Issued	0	120,971,053
Temporary Equity, Shares Outstanding	0	120,971,053
Series D convertible redeemable preferred shares [Member]
Temporary Equity, Shares Authorized	0	517,264,501
Temporary Equity, Shares Issued	0	517,264,501
Temporary Equity, Shares Outstanding	0	517,264,501
Class A ordinary shares [Member]
Common Stock, Shares Authorized	8,900,000,000
Common Stock, Shares, Issued	3,206,653,701
Common stock, shares outstanding	3,140,896,631
Class B ordinary shares [Member]
Common Stock, Shares Authorized	1,000,000,000
Common Stock, Shares, Issued	801,904,979
Common stock, shares outstanding	801,904,979
Variable Interest Entity, Primary Beneficiary [Member]
Due to Related Parties, Current | ¥	¥ 0	¥ 0
Self Insurance Reserve, Current | ¥	685,028	607,326
Deferred Revenue, Current | ¥	803	22,017
Accounts Payable and Other Accrued Liabilities, Current | ¥	413,438	447,211
Finance Lease, Liability, Current | ¥	16,452	10,594
Finance Lease, Liability, Noncurrent | ¥	12,921	8,181
Deferred Income Tax Liabilities, Net | ¥	13,126	225,320
Subsidiaries [Member]
Due to Related Parties, Current | ¥	0	0
Self Insurance Reserve, Current | ¥	685,028	607,326
Deferred Revenue, Current | ¥	803	22,017
Accounts Payable and Other Accrued Liabilities, Current | ¥	413,438	447,211
Finance Lease, Liability, Current | ¥	16,452	10,594
Finance Lease, Liability, Noncurrent | ¥	12,921	8,181
Deferred Income Tax Liabilities, Net | ¥	¥ 13,126	¥ 225,320